Other Operating Income and (Expenses), Net - Summary of Other Operating Income and (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Operating Income and Expenses Net [Line Items]
Impairment charges related to discontinued construction of certain production facilities (Note 14,15,16,17,21)	$ (24,134)	$ (172,588)
Other costs related to discontinued construction of certain production facilities (Note 26)	(525)	(28,972)
Impairment charges related to closure of production facility (Note 14,15,16,17,21)	(19,113)
Other costs related to closure of production facility (Note 26)	(22,998)
Legal settlement expenses (Note 26)		(9,250)
Impairment charge related to assets held for sale (Note 34)			$ (38,292)
Other costs related to assets held for sale (Note 34)			(1,289)
Exchange rate differences (Note 11)	(2,061)	(2,991)	(3,776)
Other	1,041	(851)	2,406
Other operating income and (expenses), net	$ (67,790)	$ (214,652)	$ (40,951)